Cover	12 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	APPLIED INDUSTRIAL TECHNOLOGIES, INC.
Entity Central Index Key	0000109563